U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

   1.  Name and address of issuer:

Wilshire Target Funds, Inc.
c/o First Data Investor Services Group, Inc.
One Exchange Place
Boston, Massachusetts 02109


   2. Name of each series or class of funds for which this notice is filed:

Investment Class shares of Large Company Growth Portfolio Investment Class shares of Large Company Value Portfolio Investment Class shares of Small Company Growth Portfolio Investment Class shares of Small Company Value Portfolio Institutional Class shares of Large Company Growth Portfolio Institutional Class shares of Large Company Value Portfolio Institutional Class shares of Small Company Growth Portfolio Institutional Class shares of Small Company Value Portfolio


   3.  Investment Company Act File Number:  811-7076

        Securities Act File Number:  33-50390


   4. Last day of fiscal year for which this notice is filed:

August 31, 1996


   5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

*

   6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable
(see Instruction A.6):

   7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Large Company Growth Portfolio  -  32,441 shares* totalling
$436,656

* Of these shares, 32,441 shares are being used to reduce the registration fee pursuant to this Rule 24f-2 Notice, leaving no shares remaining.


   8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Small Company Value Portfolio  -  34,453 shares* totalling
$531,610

* Of these shares, 34,453 shares are being used to reduce the registration fee pursuant to this Rule 24f-2 Notice, leaving no shares remaining.


   9. Number and aggregate sale price of securities sold during the fiscal year:

Large Company Growth Portfolio  -  1,212,466 shares
totalling $21,901,987
Large Company Value Portfolio  -  2,232,671 shares totalling
$38,456,853
Small Company Growth Portfolio  -  754,858 shares totalling
$13,147,425
Small Company Value Portfolio  -  1,988,553 shares totalling
$31,184,154


  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Large Company Growth Portfolio  -  1,180,025 shares
totalling $21,465,331
Large Company Value Portfolio  -  2,232,671 shares totalling
$38,456,853
Small Company Growth Portfolio  -  754,858 shares totalling
$13,147,425
Small Company Value Portfolio  -  1,954,100 shares totalling
$30,652,544


  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

Large Company Growth Portfolio  -  39,718 shares totalling
$689,109
Large Company Value Portfolio  -  92,464 shares totalling
$1,564,499
Small Company Growth Portfolio  -  186,234 shares totalling
$3,050,507
Small Company Value Portfolio  -  122,970 shares totalling
$1,906,029


  12. (a)  Calculation of registration fee:

  LARGE COMPANY GROWTH PORTFOLIO:

       ( i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

  $21,465,331

       (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

  + 689,109

       (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable)

  - 21,367,106

       (iv)  Aggregate price of shares redeemed or
repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

+       0

       ( v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2
[line (i), plus line (ii), less line (iii), plus line (iv)]
(if applicable):

   787,334

       (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation
(see Instruction C.6):

*   1/33

       (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

  $   238.59

  12. (b)  Calculation of registration fee:

  LARGE COMPANY VALUE PORTFOLIO:

       ( i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

  $38,456,853

       (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

  + 1,564,499

       (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable)

  - 30,777,774

       (iv)  Aggregate price of shares redeemed or
repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

  +         0

       ( v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2
[line (i), plus line (ii), less line (iii), plus line (iv)]
(if applicable):

  9,243,578

       (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation
(see Instruction C.6):

  *   1/33

       (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

  $2,801.08

  12. (c)  Calculation of registration fee:

  SMALL COMPANY GROWTH PORTFOLIO:

       ( i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

  $13,147,425

       (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

  + 3,050,507

       (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable)

  - 16,749,530

       (iv)  Aggregate price of shares redeemed or
repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

+           0

       ( v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2
[line (i), plus line (ii), less line (iii), plus line (iv)]
(if applicable):

  (551,598)

       (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation
(see Instruction C.6):

  *   1/33

       (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

  $ 0.00

  12. (d)  Calculation of registration fee:

  SMALL COMPANY VALUE PORTFOLIO:

       ( i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

  $30,652,544

       (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

  + 1,906,029

       (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable)

  - 25,464,503

       (iv)  Aggregate price of shares redeemed or
repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

+        0

       ( v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2
[line (i), plus line (ii), less line (iii), plus line (iv)]
(if applicable):

  7,094,070

       (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation
(see Instruction C.6):

  *   1/33

       (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

  $2,149.72

TOTAL FEE DUE            $5,189.39

Instructions:  Issuer should complete lines (ii), (iii),
(iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
Instruction C.3.

  13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
(17 CFR 202.3a).

X

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

October 29, 1996

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  JULIE A. TEDESCO,
				ASSISTANT SECRETARY
                    Julie A. Tedesco, Assistant Secretary

Date:  October 28, 1996

*Please print the name and title of the signing officer below the signature